Pay vs Performance Disclosure - USD ($)	12 Months Ended			36 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

	Summary Compensation Table (“SCT”) Total for Principal Executive Officer (“PEO”) (1)	Compensation Actually Paid (“CAP”) to PEO (2)	Average SCT Total for Non-PEO NEOs (3)	CAP for Non-PEO NEOs (4)	Value of Fixed $100 Investment Based on Total Shareholder Return (“TSR”)	Net Income (Loss) (in thousands)
2025	$10,637,821	$17,379,663	$2,323,094	$4,870,270	$3,838.92	$(13,717)
2024	$1,144,480	$2,356,913	$437,478	$1,440,152	$185.65	$(15,586)
2023	$1,778,667	$(166,177)	$879,812	$13,507	$14.35	$(8,402)

(1)	The dollar amounts reported represent the amount of total compensation reported for our Chief Executive Officer Chandler D. Robinson for each corresponding covered fiscal year in the “Total” column of the Summary Compensation Table.

(2)	The CAP to our PEO in the table below reflects the adjustments required by applicable SEC rules from total compensation reported in the SCT.

(3)	The dollar amounts reported represent the average of the amounts of total compensation reported for our NEOs as a group (excluding our PEO) for each covered fiscal year in the “Total” column of the SCT. The NEOs (excluding our PEO) for fiscal year 2025 is Quan Vu from March 3, 2025, through December 31, 2025. The NEOs (excluding our PEO) for fiscal year 2024 are Karthik Radhakrishnan from July 1, 2024, through December 31, 2024, and Andrew Cittadine. The NEOs (excluding our PEO) for fiscal year 2023 are Kim R. Tsuchimoto and Andrew Cittadine.

(4)	The CAP to our NEOs on average in the table below reflects the adjustments required by applicable SEC rules from total compensation reported in the SCT.

PEO Total Compensation Amount	$ 10,637,821	$ 1,144,480	$ 1,778,667
PEO Actually Paid Compensation Amount	$ 17,379,663	2,356,913	(166,177)
Adjustment To PEO Compensation, Footnote

	2025		2024		2023
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Total compensation in SCT	10,637,821	2,323,094	1,144,480	437,478	1,778,667	879,812
Subtract grant date fair value of awards granted during covered year and shown in SCT	(8,967,821)	(1,754,226)	-	(43,070)	(1,068,167)	(494,461)
Add the fair value as of the end of the covered year of all awards granted during the covered fiscal year that were outstanding and unvested as of the end of the covered fiscal year	11,409,695	2,350,590	-	229,272	86,418	40,003
Add the amount equal to the change as of the end of the covered year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year that were outstanding and unvested as of the end of the covered year	798,444	168,908	1,036,489	248,198	(400,876)	(191,639)
Add, for awards that are granted and vest in the same covered year, the fair value as of the vesting date	2,326,874	429,511	-	33,486	57,268	26,510
Add the amount equal to the change as of the vesting date (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the covered year	1,174,649	200,595	260,850	53,751	(151,818)	(48,989)
Subtract, for any awards granted in any prior year that fail to meet the applicable vesting conditions during the covered year, the amount equal to the fair value at the end of the prior fiscal year	-	(121,789)	(84,907)	(20,300)	(467,669)	(197,729)
Total Adjustment	$6,741,843	$1,273,588	$1,212,433	$501,337	$(1,944,844)	$(866,305)

Non-PEO NEO Average Total Compensation Amount	$ 2,323,094	437,478	879,812
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,870,270	1,440,152	13,507
Adjustment to Non-PEO NEO Compensation Footnote

	2025		2024		2023
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Total compensation in SCT	10,637,821	2,323,094	1,144,480	437,478	1,778,667	879,812
Subtract grant date fair value of awards granted during covered year and shown in SCT	(8,967,821)	(1,754,226)	-	(43,070)	(1,068,167)	(494,461)
Add the fair value as of the end of the covered year of all awards granted during the covered fiscal year that were outstanding and unvested as of the end of the covered fiscal year	11,409,695	2,350,590	-	229,272	86,418	40,003
Add the amount equal to the change as of the end of the covered year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year that were outstanding and unvested as of the end of the covered year	798,444	168,908	1,036,489	248,198	(400,876)	(191,639)
Add, for awards that are granted and vest in the same covered year, the fair value as of the vesting date	2,326,874	429,511	-	33,486	57,268	26,510
Add the amount equal to the change as of the vesting date (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the covered year	1,174,649	200,595	260,850	53,751	(151,818)	(48,989)
Subtract, for any awards granted in any prior year that fail to meet the applicable vesting conditions during the covered year, the amount equal to the fair value at the end of the prior fiscal year	-	(121,789)	(84,907)	(20,300)	(467,669)	(197,729)
Total Adjustment	$6,741,843	$1,273,588	$1,212,433	$501,337	$(1,944,844)	$(866,305)

Compensation Actually Paid vs. Total Shareholder Return

CAP versus Company Total Shareholder Return

As shown in the chart above, the Company’s TSR in 2025 was $3,838.92 based on a $100 initial fixed investment and the PEO CAP was $17.4 million. The 2025 non-PEO CAP was $4.9 million. The Company’s TSR in 2024 was $185.65 based on a $100 initial fixed investment and the PEO CAP was $2.4 million. The 2024 non-PEO CAP was $1.4 million. The Company’s TSR in 2023 was $14.35 based on a $100 initial fixed investment and the PEO CAP was $(0.2) million. The 2023 non-PEO CAP was $0.01 million. The Company does not use TSR as a primary metric to determine compensation levels or incentive plan payout.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid versus Company Net Income

As shown in the chart above, the Company’s net loss in 2025 was $13.7 million and the PEO CAP was $17.4 million. The 2025 non-PEO CAP was $4.9 million. The Company’s net loss in 2024 was $15.6 million and the PEO CAP was $2.4 million. The 2024 non-PEO CAP was $1.4 million. The Company’s net loss in 2023 was $8.4 million and the PEO CAP was $(0.2) million. The 2023 non-PEO CAP was $0.01 million. The Company does not use net income/loss as a primary metric to determine compensation levels or incentive plan payout.

Total Shareholder Return Amount	$ 3,838.92	185.65	14.35
Net Income (Loss)	(13,717,000)	(15,586,000)	(8,402,000)
PEO Name				Chandler D. Robinson
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,741,843	1,212,433	(1,944,844)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,967,821)	0	(1,068,167)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,409,695	0	86,418
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	798,444	1,036,489	(400,876)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,326,874	0	57,268
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,174,649	260,850	(151,818)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(84,907)	(467,669)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,273,588	501,337	(866,305)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,754,226)	(43,070)	(494,461)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,350,590	229,272	40,003
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	168,908	248,198	(191,639)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	429,511	33,486	26,510
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	200,595	53,751	(48,989)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (121,789)	$ (20,300)	$ (197,729)